                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6441
                                  ----------------------------------------------

                   AMERICAN CENTURY INTERNATIONAL BOND FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL BOND FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
GOVERNMENT BONDS - 55.8%
AUSTRALIA - 0.7%
AUD             13,100,000  Australia Commonwealth,
                            7.50%, 9/15/09                        $   10,225,523
                                                                 ---------------
BELGIUM - 4.2%
Euro            37,550,000  Kingdom of Belgium,
                            5.00%, 9/28/11                            50,583,585
Euro             4,550,000  Kingdom of Belgium,
                            8.00%, 3/28/15                             7,549,834
                                                                 ---------------
                                                                      58,133,419
                                                                 ---------------
CANADA - 3.7%
Euro             3,500,000  Government of Canada,
                            4.875%, 7/7/08                             4,534,201
CAD             29,700,000  Government of Canada,
                            4.00%, 9/1/10                             26,679,918
CAD             17,750,000  Government of Canada,
                            5.75%, 6/1/33                             20,150,065
                                                                 ---------------
                                                                      51,364,184
                                                                 ---------------
DENMARK - 1.2%
DKK             87,000,000  Kingdom of Denmark,
                            6.00%, 11/15/09                           15,820,741
                                                                 ---------------
FINLAND - 3.8%
Euro            40,000,000  Government of Finland,
                            5.00%, 4/25/09                            52,463,127
                                                                 ---------------
FRANCE - 11.4%
Euro            38,300,000  Government of France,
                            3.50%, 4/25/15                            47,899,858
Euro            14,400,000  Government of France,
                            3.25%, 4/25/16                            17,588,774
Euro            18,800,000  Government of France,
                            5.00%, 10/25/16                           26,354,579
Euro            15,000,000  Government of France,
                            8.50%, 4/25/23                            29,753,556
Euro            14,050,000  Government of France,
                            5.50%, 4/25/29                            21,976,646
Euro             7,700,000  Government of France,
                            4.75%, 4/25/35                            11,116,633
                                                                 ---------------
                                                                     154,690,046
                                                                 ---------------
GERMANY - 10.3%
Euro             4,300,000  German Federal Republic,
                            6.25%, 1/4/24                              7,065,463
Euro            17,940,000  German Federal Republic,
                            5.625%, 1/4/28                            28,285,903
Euro            35,150,000  German Federal Republic,
                            4.75%, 7/4/28                             49,971,938
Euro            38,680,000  German Federal Republic,
                            4.75%, 7/4/34                             55,916,326
                                                                 ---------------
                                                                     141,239,630
                                                                 ---------------
ITALY - 4.6%
Euro            44,550,000  Republic of Italy,
                            5.25%, 8/1/17                             62,894,526
                                                                 ---------------
JAPAN - 11.0%
JPY          3,860,000,000  Government of Japan,
                            0.30%, 11/15/07                           32,626,356
JPY          2,738,100,000  Government of Japan,
                            0.80%, 6/20/09                            23,196,468
JPY          2,630,000,000  Government of Japan,
                            0.80%, 9/20/10                            22,112,956
JPY          6,386,400,000  Government of Japan,
                            1.30%, 3/20/15                            53,026,400
JPY          1,082,312,000  Government of Japan,
                            1.00%, 6/10/16                             9,093,730

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
JPY          1,114,000,000  Government of Japan,
                            2.50%, 9/20/35                             9,557,327
                                                                 ---------------
                                                                     149,613,237
                                                                 ---------------
SPAIN - 1.8%
Euro            18,500,000  Government of Spain,
                            5.40%, 7/30/11                            25,255,391
                                                                 ---------------
UNITED KINGDOM - 3.1%
GBP              6,800,000  Government of United
                            Kingdom, 8.00%, 6/7/21                    17,537,051
GBP              8,950,000  Government of United
                            Kingdom, 4.25%, 6/7/32                    17,009,117
GBP              3,900,000  Government of United
                            Kingdom, 4.75%, 12/7/38                    8,183,169
                                                                 ---------------
                                                                      42,729,337
                                                                 ---------------
TOTAL GOVERNMENT BONDS                                               764,429,161
(Cost $741,616,973)                                              ---------------

CREDIT - 36.2%
FRANCE - 7.3%
Euro            28,050,000  Cie Financement
                            Foncier, 3.625%, 1/28/08                  35,565,213
JPY          2,045,000,000  Cie Financement Foncier,
                            0.60%, 3/23/10                            17,137,185
Euro            37,900,000  Dexia Municipal Agency,
                            3.25%, 7/12/08                            47,720,552
                                                                 ---------------
                                                                     100,422,950
                                                                 ---------------
GERMANY - 9.4%
Euro            43,400,000  DEPFA Deutsche
                            Pfandbriefbank AG,
                            (Covered Bond),
                            5.50%, 2/12/08                            56,364,895
Euro            44,300,000  Eurohypo AG, (Covered
                            Bond), 3.75%, 4/11/11                     56,155,461
JPY          1,800,000,000  KFW, 1.85%, 9/20/10                       15,767,021
                                                                 ---------------
                                                                     128,287,377
                                                                 ---------------
IRELAND - 0.9%
Euro            10,000,000  Ulster Bank Finance plc,
                            VRN, 3.466%, 3/29/11,
                            resets quarterly off the
                            3-month Euribor plus
                            0.09% with no caps                        12,689,532
                                                                 ---------------
ITALY - 3.3%
Euro            36,400,000  Italy Buoni Poliennali del
                            Tesoro, 2.75%, 6/15/10                    44,720,104
                                                                 ---------------
JAPAN - 0.8%
JPY          1,280,000,000  Development Bank of
                            Japan, 2.30%, 3/19/26                     10,959,356
                                                                 ---------------
MULTI-NATIONAL - 1.4%
GBP             10,550,000  European Investment Bank,
                            4.75%, 6/6/12                             19,544,951
                                                                 ---------------
SPAIN - 6.9%
Euro            43,400,000  AYT Cedulas Cajas VII,
                            4.00%, 6/23/11                            55,519,967
Euro            18,000,000  Banco Bilbao Vizcaya,
                            4.25%, 9/26/07                            22,957,815

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
Euro             4,495,012  FTA Santander Auto, VRN,
                            3.312%, 11/25/21, resets
                            quarterly off the 3-month
                            Euribor plus 0.059% with
                            no caps                                    5,697,602
Euro             8,688,896  UCI, VRN, 3.47%, 12/18/45,
                            resets quarterly off the
                            3-month Euribor plus
                            0.14% with no caps                        11,024,534
                                                                 ---------------
                                                                      95,199,918
                                                                 ---------------
UNITED KINGDOM - 6.2%
Euro            10,000,000  Barclays Bank plc, VRN,
                            3.279%, 4/20/16, resets
                            quarterly off the 3-month
                            Euribor plus 17.50% with
                            no caps                                   12,673,158
Euro            10,000,000  HBOS Treasury Services
                            plc, VRN, 3.415%, 6/14/12,
                            resets quarterly off the
                            3-month Euribor plus
                            10.00% with no caps                       12,696,659
GBP             18,500,000  Network Rail MTN Finance
                            plc, 4.875%, 3/6/09                       34,475,454
GBP             12,550,000  Network Rail MTN Finance
                            plc, 4.75%, 11/29/35                      25,021,804
                                                                 ---------------
                                                                      84,867,075
                                                                 ---------------
TOTAL CORPORATE BONDS                                                496,691,263
(Cost $488,769,141)                                              ---------------

SHORT-TERM INVESTMENTS - 2.7%
FRANCE - 0.4%
Euro             4,000,000  Government of France
                            Treasury Bills, 2.97%,
                            3/15/07(1)                                 5,001,568
NETHERLANDS - 2.3%
Euro            25,000,000  Kingdom of Netherlands
                            Treasury Bills, 2.97%,
                            11/30/06(1)                               31,546,742
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS                                          36,548,310
(Cost $36,549,674)
                                                                 ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
USD             16,513,000  FHLB Discount Notes,
                            4.75%, 10/2/06(1)                         16,508,642
USD                196,000  FHLB Discount Notes,
                            4.82%, 10/2/06(1)                            195,948
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                      16,704,590
(Cost $16,704,590)                                               ---------------

TOTAL INVESTMENT SECURITIES - 95.9%                                1,314,373,324
                                                                 ---------------
(Cost $1,283,640,378)

OTHER ASSETS AND LIABILITIES - 4.1%                                   56,832,758
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $1,371,206,082
                                                                 ===============

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------
FUTURES CONTRACTS

                                          Expiration      Underlying Face     Unrealized
Contracts Purchased                          Date         Amount at Value     Gain (Loss)
-----------------------------------------------------------------------------------------
1,043  Canada 10-year 6% Bond Future     December 2006      $107,430,353      $  897,403
  514  U.K. Treasury 10-year 6% Future   December 2006       105,861,558        (635,488)
                                                         --------------------------------
                                                            $213,291,911      $  261,915
                                                         ================================

                                          Expiration      Underlying Face     Unrealized
Contracts Sold                               Date         Amount at Value     Gain (Loss)
-----------------------------------------------------------------------------------------
1,848  Euro-Schatz 2-year 6% Future      December 2006      $243,780,548      $2,302,598
  526  Euro-Bund 10-year 6% Future       December 2006        78,787,556         (42,270)
  508  Euro-Bobl 5-year 6% Future        December 2006        70,840,388         760,987
                                                         --------------------------------
                                                            $393,408,492      $3,021,315
                                                         ================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                SETTLEMENT                       UNREALIZED GAIN
CONTRACTS TO SELL                  DATE            VALUE              (LOSS)
--------------------------------------------------------------------------------
    2,247,327  AUD for JPY      11/29/2006     $  1,672,873       $    13,892
    1,090,280  AUD for JPY      11/29/2006          811,586            (8,279)
    4,349,000  CAD for Euro     11/29/2006        3,897,768             5,102
    7,681,828  CAD for Euro     11/29/2006        6,884,798           (24,780)
    7,289,881  GBP for Euro     11/29/2006       13,650,400           174,238
    2,280,698  NZD for Euro     11/29/2006        1,481,914            17,968
   47,301,962  CAD for USD      11/29/2006       42,394,135           143,984
    1,690,293  CHF for USD      11/29/2006        1,360,198             1,767
   47,085,401  Euro for USD     11/29/2006       59,905,924           613,102
   18,833,071  Euro for USD     11/29/2006       23,960,983            38,790
    4,600,000  Euro for USD     11/29/2006        5,852,499             9,556
    3,694,333  Euro for USD     11/29/2006        4,700,235            (1,856)
      722,893  GBP for USD      11/29/2006        1,353,627            13,447
1,573,974,900  JPY for USD      11/29/2006       13,444,106             5,625
                                              ----------------------------------
                                               $181,371,046       $ 1,002,556
                                              ==================================
(Value on Settlement Date $182,373,602)

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                SETTLEMENT                       UNREALIZED GAIN
CONTRACTS TO BUY                   DATE            VALUE              (LOSS)
--------------------------------------------------------------------------------
  195,036,514  JPY for AUD      11/29/2006     $  1,665,904       $   (20,861)
   92,394,571  JPY for AUD      11/29/2006          789,188           (14,119)
    3,062,353  Euro for CAD     11/29/2006        3,896,177            (6,693)
    5,351,546  Euro for CAD     11/29/2006        6,808,677           (51,341)
   10,832,885  Euro for GBP     11/29/2006       13,782,488           (42,150)
    1,178,899  Euro for NZD     11/29/2006        1,499,892                10
    2,477,474  AUD for USD      11/29/2006        1,844,191           (22,613)
    1,961,747  CAD for USD      11/29/2006        1,758,206            14,000
    7,658,000  CAD for USD      11/29/2006        6,863,442            20,535
    8,000,000  CAD for USD      11/29/2006        7,169,958           (18,469)
    1,701,911  CHF for USD      11/29/2006        1,369,547           (17,249)
   18,142,035  DKK for USD      11/29/2006        3,096,855           (31,453)
    1,700,374  Euro for USD     11/29/2006        2,163,355            (4,898)
    1,841,590  Euro for USD     11/29/2006        2,343,022            (2,814)
    3,040,473  Euro for USD     11/29/2006        3,868,340           (29,607)
      796,958  GBP for USD      11/29/2006        1,492,314           (14,216)
    1,417,674  GBP for USD      11/29/2006        2,654,613           (16,263)
   11,000,000  GBP for USD      11/29/2006       20,597,647          (345,253)
   12,049,202  GBP for USD      11/29/2006       22,562,291          (401,993)
2,221,022,060  JPY for USD      11/29/2006       18,970,860          (259,427)
    2,280,698  NZD for USD      11/29/2006        1,481,914           (15,428)
  179,630,635  SEK for USD      11/29/2006       24,636,928          (325,189)
                                              ----------------------------------
                                               $151,315,809       $(1,605,491)
                                              ==================================
(Value on Settlement Date $152,921,300)

NOTES TO SCHEDULE OF INVESTMENTS
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
FHLB = Federal Home Loan Bank
GBP = British Pound
JPY = Japanese Yen
MTN = Medium Term Note
NZD = New Zealand Dollar
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEK = Swedish Krona
USD = United States Dollar
VRN = Variable Rate Note
(1) The rate indicated is the yield to maturity at purchase.

INTERNATIONAL BOND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $1,285,757,184
                                                                 ===============
Gross tax appreciation of investments                            $   34,274,089
Gross tax depreciation of investments                                (5,657,949)
                                                                 ---------------
Net tax appreciation (depreciation) of investments               $   28,616,140
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INTERNATIONAL BOND FUNDS

By:    /s/ William M. Lyons
       -----------------------------------------
       Name:  William M. Lyons
       Title: President

Date:  November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -----------------------------------------
       Name:  William M. Lyons
       Title: President
              (principal executive officer)

Date:  November 28, 2006

By:    /s/ Robert J. Leach
       -----------------------------------------
       Name:  Robert J. Leach
       Title: Vice President, Treasurer, and
              Chief Financial Officer
              (principal financial officer)

Date:  November 28, 2006